CONSOLIDAITNG FINANCIAL STATEMENTS OF PBF LOGISTICS (Tables)	12 Months Ended
Dec. 31, 2016
GUARANTOR FOOTNOTE [Abstract]
Condensed Balance Sheet

	December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$52,133	$12,088	$—	$—	$64,221
Marketable securities - current	40,024	—	—	—	40,024
Accounts receivable - affiliates	125	37,738	—	—	37,863
Accounts receivable	—	4,294	—	—	4,294
Prepaid expense and other current assets	306	1,351	—	—	1,657
Due from related parties	5,168	246,870	—	(252,038)	—
Total current assets	97,756	302,341	—	(252,038)	148,059
Property, plant and equipment, net	—	608,802	—	—	608,802
Investment in subsidiaries	694,636	—	—	(694,636)	—
Total assets	$792,392	$911,143	$—	$(946,674)	$756,861
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$1,670	$5,961	$—	$—	$7,631
Accounts payable and accrued liabilities	5,719	15,152	—	—	20,871
Current portion of long-term debt	39,664	—	—	—	39,664
Deferred revenue	—	952	—	—	952
Due to related parties	246,870	5,168	—	(252,038)	—
Total current liabilities	293,923	27,233	—	(252,038)	69,118
Long-term debt	532,011	—	—	—	532,011
Other long-term liabilities	—	3,161	—	—	3,161
Total liabilities	825,934	30,394	—	(252,038)	604,290

Commitments and contingencies (Note 9)

Equity:
Net investment	—	700,867	—	(694,636)	6,231
Common unitholders - Public	434,456	—	—	—	434,456
Common unitholder - PBF LLC	(193,181)	—	—	—	(193,181)
Subordinated unitholder - PBF LLC	(276,083)	—	—	—	(276,083)
IDR holder - PBF LLC	1,266	—	—	—	1,266
Total PBF Logistics LP equity	(33,542)	700,867	—	(694,636)	(27,311)
Noncontrolling Interest	—	179,882	—	—	179,882
Total equity	(33,542)	880,749	—	(694,636)	152,571
Total liabilities and equity	$792,392	$911,143	$—	$(946,674)	$756,861

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING BALANCE SHEET

	December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$18,678	$—	$—	$—	$18,678
Accounts receivable - affiliate	—	23,949	—	—	23,949
Prepaid expense and other current assets	290	179	—	—	469
Due from related parties	1,287	127,373	—	(128,660)	—
Total current assets	20,255	151,501	—	(128,660)	43,096
Property, plant and equipment, net	—	148,435	—	—	148,435
Investment in subsidiaries	292,411	—	—	(292,411)	—
Marketable Securities	234,258	—	—	—	234,258
Total assets	$546,924	$299,936	$—	$(421,071)	$425,789
LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	$574	$2,864	$—	$—	$3,438
Accounts Payable and accrued liabilities	5,017	2,987	—	—	8,004
Due to related parties	127,373	1,287	—	(128,660)	—
Total current liabilities	132,964	7,138	—	(128,660)	11,442
Long-term debt	599,635	—	—	—	599,635
Total liabilities	732,599	7,138	—	(128,660)	611,077

Commitments and contingencies

Equity:
Net investment	—	292,798	—	(292,411)	387
Common unitholders - Public	340,317	—	—	—	340,317
Common unitholder - PBF LLC	(248,363)	—	—	—	(248,363)
Subordinated unitholder - PBF LLC	(277,094)	—	—	—	(277,094)
IDR holder - PBF LLC	(535)	—	—	—	(535)
Total equity	(185,675)	292,798	—	(292,411)	(185,288)
Total liabilities and equity	$546,924	$299,936	$—	$(421,071)	$425,789

Condensed Income Statement
13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2016
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue
Affiliate	$—	$175,448	$—	$—	$175,448
Third-party	—	11,887	—	—	11,887
Total revenue	—	187,335	—	—	187,335

Costs and expenses
Operating and maintenance expenses	—	44,563	—	—	44,563
General and administrative expenses	16,609	358	—	—	16,967
Depreciation and amortization	—	14,983	—	—	14,983
Total costs and expenses	16,609	59,904	—	—	76,513

Income (loss) from operations	(16,609)	127,431	—	—	110,822

Other income (expense)
Equity in earnings	127,431	—	—	(127,431)	—
Interest expense, net	(28,755)	—	—	—	(28,755)
Amortization of loan fees	(1,678)	—	—	—	(1,678)
Net income (loss)	80,389	127,431	—	(127,431)	80,389
Less: Net loss attributable to Predecessor	—	(6,250)	—	—	(6,250)
Less: Net income attributable to noncontrolling interest	—	5,679	—	—	5,679
Net income attributable to PBF Logistics LP unitholders	$80,389	$128,002	$—	$(127,431)	$80,960

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2015
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue
Affiliate	$—	$142,102	$—	$—	$142,102
Third-party	—	—	—	—	—
Total revenue	—	142,102	—	—	142,102

Costs and expenses
Operating and maintenance expenses	—	25,661	—	—	25,661
General and administrative expenses	13,408	490	—	—	13,898
Depreciation and amortization expense	—	7,684	—	—	7,684
Total costs and expenses	13,408	33,835	—	—	47,243

Income (loss) from operations	(13,408)	108,267	—	—	94,859

Other income (expenses)
Equity in earnings	108,280	—	—	(108,280)	—
Interest expenses net	(19,952)	13	—	—	(19,939)
Amortization of loan fees	(1,315)	—	—	—	(1,315)
Net income (loss)	73,605	108,280	—	(108,280)	73,605
Less: Net income attributable to Predecessor	—	(243)	—	—	(243)
Net income attributable to PBF Logistics LP unitholders	$73,605	$108,523	$—	$(108,280)	$73,848

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2014
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue
Affiliate	$1,905	$57,498	$—	$—	$59,403
Third-party	—	—	—	—	—
Total revenue	1,905	57,498	—	—	59,403

Costs and expenses
Operating and maintenance expenses	185	28,891	—	—	29,076
General and administrative expenses	6,386	1,823	—	—	8,209
Depreciation and amortization expense	27	4,681	—	—	4,708
Total operating costs and expenses	6,598	35,395	—	—	41,993

Income (loss) from operations	(4,693)	22,103	—	—	17,410

Other income (expenses)
Equity in earnings	22,108	—	—	(22,108)	—
Interest expenses net	(2,312)	5	—	—	(2,307)
Amortization of loan fees	(365)	—	—	—	(365)
Net income (loss)	14,738	22,108	—	(22,108)	14,738
Less: Net income attributable to Predecessor	—	(15,226)	—	—	(15,226)
Net income attributable to PBF Logistics LP unitholders	$14,738	$37,334	$—	$(22,108)	$29,964

Condensed Cash Flow Statement
13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2016
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$80,389	$127,431	$—	$(127,431)	$80,389
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	14,983	—	—	14,983
Amortization of deferred financing fees	1,678	—	—	—	1,678
Unit-based compensation expense	4,360	—	—	—	4,360
Equity in earnings	(127,431)	—	—	127,431	—
Changes in current assets and current liabilities:
Accounts receivable - affiliates	(125)	(12,314)	—	—	(12,439)
Accounts receivable	—	(4,294)	—	—	(4,294)
Prepaid expenses and other current assets	(71)	3,223	—	—	3,152
Accounts payable - affiliates	1,096	2,417	—	—	3,513
Accounts payable and accrued liabilities	(211)	8,131	—	—	7,920
Amounts due to/from related parties	115,616	(115,616)	—	—	—
Deferred revenue	—	952	—	—	952
Other assets and liabilities	(672)	(330)	—	—	(1,002)
Net cash provided by operating activities	74,629	24,583	—	—	99,212

Cash flows from investing activities:
Plains Asset Purchase	(98,373)	—	—	—	(98,373)
Expenditures for property, plant and equipment	—	(22,978)	—	—	(22,978)
Purchases of marketable securities	(1,909,965)	—	—	—	(1,909,965)
Maturities of marketable securities	2,104,209	—	—	—	2,104,209
Investment in subsidiaries	(3,053)	—	—	3,053	—
Net cash provided by (used in) investing activities	92,818	(22,978)	—	3,053	72,893

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	138,378	—	—	—	138,378
Distribution to PBF LLC related to acquisitions	(175,000)	—	—	—	(175,000)
Distributions to unitholders	(67,534)	—	—	—	(67,534)
Contribution from parent	—	10,483	—	(3,053)	7,430
Repayment of term loan	(194,536)	—	—	—	(194,536)
Proceeds from revolving credit facility	194,700	—	—	—	194,700
Repayment of revolving credit facility	(30,000)	—	—	—	(30,000)
Net cash (used in) provided by financing activities	(133,992)	10,483	—	(3,053)	(126,562)

Net change in cash and cash equivalents	33,455	12,088	—	—	45,543
Cash and equivalents, beginning of period	18,678	—	—	—	18,678
Cash and equivalents, end of period	$52,133	$12,088	$—	$—	$64,221
13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2015
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$73,605	$108,280	$—	$(108,280)	$73,605
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	—	7,684	—	—	7,684
Amortization of deferred financing fees	1,315	—	—	—	1,315
Unit-based compensation expense	4,279	—	—	—	4,279
Equity in earnings	(108,280)	—	—	108,280	—
Changes in current assets and current liabilities:
Accounts receivable - affiliates	—	(12,319)	—	—	(12,319)
Prepaid expenses and other current assets	(66)	(51)	—	—	(117)
Accounts payable - affiliates	93	122	—	—	215
Accounts payable and accrued liabilities	3,419	69	—	—	3,488
Amounts due to/from related parties	101,938	(101,938)	—	—	—
Other assets and liabilities	(19)	—	—	—	(19)
Net cash provided by operating activities	76,284	1,847	—	—	78,131

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(3,503)	—	—	(3,503)
Purchases of marketable securities	(2,067,286)	—	—	—	(2,067,286)
Maturities of marketable securities	2,067,983	—	—	—	2,067,983
Investment in subsidiaries	(820)	—	—	820	—
Net cash (used in) provided by investing activities	(123)	(3,503)	—	820	(2,806)

Cash flows from financing activities:
Distribution to PBF LLC related to acquisitions	(112,500)	—	—	—	(112,500)
Distributions to unitholders	(49,524)	—	—	—	(49,524)
Distribution to Parent	—	(1,036)	—	—	(1,036)
Contribution from parent	—	2,692	—	(820)	1,872
Proceeds from issuance of senior notes	350,000	—	—	—	350,000
Repayment of term loan	(700)	—	—	—	(700)
Proceeds from revolving credit facility	24,500	—	—	—	24,500
Repayment of revolving credit facility	(275,100)	—	—	—	(275,100)
Deferred financing costs	(8,324)	—	—	—	(8,324)
Net cash used in financing activities	(71,648)	1,656	—	(820)	(70,812)

Net change in cash and cash equivalents	4,513	—	—	—	4,513
Cash and equivalents, beginning of period	14,165	—	—	—	14,165
Cash and equivalents, end of period	$18,678	$—	$—	$—	$18,678

13. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$14,738	$22,108	$—	$(22,108)	$14,738
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	27	4,681	—	—	4,708
Amortization of deferred financing fees	365	—	—	—	365
Unit-based compensation expense	1,086	—	—	—	1,086
Equity in earnings	(22,108)	—	—	22,108	—
Changes in current assets and current liabilities:
Accounts receivable- affiliates	—	(11,630)	—	—	(11,630)
Prepaid expenses and other current assets	(224)	(72)	—	—	(296)
Accounts payable- affiliates	481	2,742	—	—	3,223
Accounts payable and accrued liabilities	721	(2,897)	—	—	(2,176)
Amounts due to/from related parties	24,148	(24,148)	—	—	—
Net cash provided by (used in) operating activities	19,234	(9,216)	—	—	10,018

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(47,805)	—	—	(47,805)
Purchases of marketable securities	(1,918,637)	—	—	—	(1,918,637)
Maturities of marketable securities	1,683,708	—	—	—	1,683,708
Net cash used in investing activities	(234,929)	(47,805)	—	—	(282,734)

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters’ discount and commissions	340,957	—	—	—	340,957
Offering costs for issuance of common units	(5,000)	—	—	—	(5,000)
Distribution to PBF LLC related to Offering	(328,664)	—	—	—	(328,664)
Distribution to PBF LLC related to acquisitions	(270,000)	—	—	—	(270,000)
Distributions to unitholders	(14,916)	—	—	—	(14,916)
Contribution from Parent	—	56,946	—	—	56,946
Proceeds from term loan	300,000	—	—	—	300,000
Repayment of term loan	(65,100)	—	—	—	(65,100)
Proceeds from revolving credit facility	275,100	—	—	—	275,100
Deferred financing costs	(2,517)	—	—	—	(2,517)
Net cash provided by financing activities	229,860	56,946	—	—	286,806

Net change in cash and cash equivalents	14,165	(75)	—	—	14,090
Cash and equivalents, beginning of period	—	75	—	—	75
Cash and equivalents, end of period	$14,165	$—	$—	$—	$14,165